Note 3. Summary of Significant Accounting Policies: Loss Per Common Share: Schedule of Earnings Per Share, Basic and Diluted (Details) (USD $)	0 Months Ended	3 Months Ended		6 Months Ended		26 Months Ended
	Nov. 30, 2012	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012
Net Loss		$ (6,318)	$ (3,605)	$ (20,043)	$ (9,426)	$ (48,590)
Basic and Dilutive loss per common share		$ 0	$ 0	$ 0	$ 0
Basic and diluted weighted average common shares outstanding	4,766,698	4,766,698	4,766,698	4,766,698	4,766,698